Supplementary Financial Statement Information (Details) - Schedule of Disaggregated Revenues - Revenues [Member] - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Supplementary Financial Statement Information (Details) - Schedule of Disaggregated Revenues [Line Items]
Revenues from milestones (See note 5)	$ 10,000		$ 10,000
Revenues from the sales of goods	184	$ 66	617	$ 132
Total revenues	$ 10,184	$ 66	$ 10,617	$ 132